SA JPMorgan Equity-Income Portfolio Annual Fund Operating Expenses - SA JPMorgan Equity-Income Portfolio	Dec. 31, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.59%
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.74%
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.84%